Nature of the Business	12 Months Ended
Dec. 31, 2021
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Nature of the Business

1. Nature of the business

Achilles Therapeutics plc (formerly Achilles TX Limited) and subsidiaries, or the Company, is a biopharmaceutical company developing transformative precision T cell therapies to treat multiple types of solid tumors. The Company is focused on advancing immuno-oncology therapeutics by exploiting its pioneering work in the field of tumor evolution and clonal neoantigens.

The Company is a public limited company originally incorporated pursuant to the laws of England and Wales in November 2020 as a private limited company named Achilles TX Limited, with nominal assets and liabilities, for the purposes of becoming the ultimate holding company for Achilles Therapeutics UK Limited (formerly Achilles Therapeutics Limited) and consummating the corporate reorganization described below. Achilles Therapeutics UK Limited was incorporated in May 2016 under the laws of England and Wales and its registered office and principal place of business is currently 245 Hammersmith Road, London W6 8PW. Achilles TX Limited and Achilles Therapeutics Holdings Limited (a wholly owned direct subsidiary of Achilles TX Limited formed in November 2020 for the purpose of becoming the direct holding company of Achilles Therapeutics UK Limited and Achilles Therapeutics US, Inc.) have not conducted any operations prior to the corporate reorganization other than activities incidental to their formation.

The corporate reorganization and initial public offering, or IPO, took place in several steps which were completed on April 6, 2021.

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Exchange of Achilles Therapeutics UK Limited Shares for Achilles TX Limited Shares:  In December 2020 all shareholders of Achilles Therapeutics UK Limited (except for the holders of deferred shares) exchanged each of the shares held by them for shares of Achilles TX Limited to result in them holding the same number and class of newly issued shares of £1.20 nominal value of Achilles TX Limited and, as a result, Achilles TX Limited became the sole shareholder of Achilles Therapeutics UK Limited.

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Reduction of the share capital of Achilles TX Limited: Achilles TX Limited reduced its share capital by way of a reduction of the nominal value of each share in the capital of Achilles TX Limited from £1.20 to £0.001 in order to satisfy the net asset test requirement in section 92 of the Companies Act 2006 for re-registration as a public limited company and to create distributable reserves.

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Re-registration of Achilles TX Limited as Achilles Therapeutics plc: In February 2021, Achilles TX Limited was re-registered as a public limited company pursuant to section 92 of the UK Companies Act 2006 and renamed Achilles Therapeutics plc. The Company adopted new Articles of Association appropriate for a public limited company.

As a result of the above Achilles TX Limited is the successor to Achilles Therapeutics UK Limited (the “Predecessor”) and the financial information for the period prior to the incorporation of Achilles TX Limited represents that of the Predecessor.

On April 6, 2021, the Company completed the initial public offering, or IPO. In connection with the IPO, the Company sold an aggregate of 9,750,000 ADSs representing the same number of ordinary shares, at a public offering price of $18.00 per ADS. Net proceeds were $160.6 million, after deducting underwriting discounts and commissions and other offering expenses. Upon completion of the IPO, the Company adopted new articles suitable for a listed public limited company.

On April 6, 2021, the Company effected a one-for-0.2526 (rounded to four decimal places) reverse share split of its issued and outstanding ordinary shares except for N ordinary shares and a proportional adjustment to the existing conversion ratios for each class of the Company’s convertible preferred shares, and a one-for-0.1792 (rounded to four decimal places) reverse share split of its issued and outstanding N ordinary shares. Accordingly, all share and per share amounts for all periods presented in the consolidated financial statements and notes thereto have been adjusted retroactively, where applicable, to reflect this reverse share split and adjustment of the preferred share conversion ratios.  Two shareholders elected to receive a number of Class A non-voting ordinary shares rather than their full entitlement of ordinary shares following the reverse share split.  As part of this reverse share split, a single deferred share with a nominal value of £92,451.851 in the capital of the Company was created.

The Company has devoted its efforts principally to research and development since formation. The Company has not yet completed product development, filed for or obtained regulatory approvals for any products, nor verified the market acceptance and demand for such products. As a result, the Company is subject to risks that are common to emerging companies in the biotech industry, including the uncertainties of the product discovery and development process, dependence on key individuals, development of the same or similar technological innovations by the Company’s competitors, protection of proprietary technology, compliance with government regulations and approval requirements, the Company’s ability to access capital and uncertainty of market acceptance of products.

Going concern

In accordance with the Financial Accounting Standards Board, or FASB, Accounting Standards Update, or ASU, 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern (Subtopic 205-40), the Company has evaluated whether there are conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern.

The Company has historically been loss making and anticipates that it will continue to incur losses for the foreseeable future and had an accumulated deficit of $119.1 million as of December 31, 2021. The Company has funded these losses principally through the issuance of ordinary and preferred shares. The Company expects to continue to incur operating losses and negative cash outflows until such time as it generates a level of revenue that is sufficient to support its cost structure.

The spread of COVID-19 has impacted the global economy and has impacted the Company’s operations, including the interruption of preclinical and clinical trial activities and potential interruption to supply chains. The Company has maintained operations at its GMP manufacturing and research and development sites through 2021 to date. The Company continues to assess the impact COVID-19 may have on its ability to advance the development of drug candidates or to raise financing to support the development of drug candidates, but no assurances can be given that this analysis will enable it to avoid part or all of any impact from the spread of COVID-19 or its consequences, including downturns in business sentiment generally or in its sector in particular.

As of December 31, 2021, the Company had cash and cash equivalents of $266.3 million. The Directors have reviewed the financial projections of the Company for the 12 months subsequent to the date of issuance of these financial statements including consideration of severe but plausible scenarios that may affect the Company in that period. These show that the Company will be able to pay (or otherwise discharge) its debts as they fall due immediately following the date of signing of this Balance Sheet and for the period considered by the forecast.

Accordingly, the financial statements have been prepared on a basis that assumes the Company will continue as a going concern and which contemplates the realization of assets and settlement of liabilities and commitments as they fall due in the ordinary course of business for at least 12 months from the date of issuance of the financial statements.